Investments in Joint Ventures (Details)	Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Minimum percentage of noncontrolling ownership interest in joint ventures, percent	33.30%
Maximum percentage of noncontrolling ownership interest in joint ventures, percent	97.00%